UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                        AMENDED FORM N-CSR
          CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                         INVESTMENT COMPANIES

            Investment Company Act file number   811-05201
                                                 ---------
                     Thornburg Investment Trust
                     --------------------------
         (Exact name of registrant as specified in charter)

           119 East Marcy Street, Santa Fe, New Mexico 87501
           -------------------------------------------------
          (Address of principal executive offices)(Zip code)

               Garrett Thornburg, 119 East Marcy Street,
                     Santa Fe, New Mexico 87501
 --------------------------------------------------------------------
                (Name and address of agent for service)

  Registrant's telephone number, including area code:  505-984-0200
                                                       ------------
Date of fiscal year end:  September 30, 2008

Date of reporting period: March 31, 2008

Explanatory Note: the registrant is filing this Amendment to its Certified Shareholder Report on Form N-CSR, filed with the Securities and Exchange Commission on May 23, 2008, to correct Item 1: "Reports to Stockholders" with respect to certain information contained in some of the registrant's semi-annual reports to stockholders dated March 31, 2008. Other than these revisions, this Amended Form N-CSR does not reflect events occurring after the filing of the Form N-CSR on May 23, 2008, or modify or update the disclosures therein in any way.

Item 1.  Reports to Stockholders
         -----------------------

Supplements dated June 23, 2008 to the following semi-annual reports dated March 31, 2008 are attached hereto, in order:

         Thornburg Value Fund
         Thornburg International Value Fund
         Thornburg Core Growth Fund
         Thornburg Investment Income Builder Fund

SUPPLEMENT DATED JUNE 23, 2008 TO THE SEMI-ANNUAL REPORT DATED
MARCH 31, 2008 OF THORNBURG VALUE FUND.

The following replaces the "Average Annual Total Returns" table on page 32 of the Semi-Annual Report. The purpose of this supplement is to correct the average annual total return figure for Class R4 shares under the column labeled "Since Inception." The corrected figure is indicated in bold type in the table below. All other information in this table remains unchanged.

                      AVERAGE ANNUAL TOTAL RETURNS
            For periods ended March 31, 2008 (with sales charge)
                                                          Since
                             1 Yr      5 Yrs     10 Yrs   Inception
                             ----      -----     ------   ---------

A Shares (Incep: 10/2/95)    (12.86)%   11.95%   5.94%     11.35%
B Shares (Incep:  4/3/00)    (13.54)%   11.81%              1.74%
C Shares (Incep: 10/2/95)    (10.24)%   12.11%   5.59%     10.89%
I Shares (Incep: 11/2/98)     (8.43)%   13.41%              7.61%
R3 Shares (Incep: 7/1/03)     (8.81)%                       9.07%
R4 Shares (Incep: 2/1/07)     (8.70)%                      (8.84)%*
R5 Shares (Incep: 2/1/05)     (8.44)%                       8.40%
S&P 500 Index                 (5.08)%   11.32%    3.50%     8.61%
  (Since: 10/2/95)

* [This figure is represented in bold typeface in printed version of the Supplement.]

You should retain this Supplement with your Semi-Annual Report for future reference.

SUPPLEMENT DATED JUNE 23, 2008 TO THE SEMI-ANNUAL REPORT DATED MARCH 31, 2008 OF THORNBURG INTERNATIONAL VALUE FUND.

The following replaces the "Average Annual Total Returns" table on page 34 of the Semi-Annual Report. The purpose of this supplement is to correct the average annual total return figure for Class R4 shares under the column labeled "Since Inception." The corrected figure is indicated in bold type in the table below. All other information in this table remains unchanged.

                       AVERAGE ANNUAL TOTAL RETURNS
             For periods ended March 31, 2008 (with sales charge)
                                                           Since
                                      1 Yr      5 Yrs      Inception
                                      ----      -----      ---------

A Shares (Incep: 5/28/98)             5.63%     23.98%     12.19%
B Shares (Incep:  4/3/00)             4.79%     23.93%      9.07%
C Shares (Incep: 5/28/98)             8.83%     24.19%     11.78%
I Shares (Incep: 3/30/01)            11.02%     25.65%     13.68%
R3 Shares (Incep: 7/1/03)            10.39%                21.71%
R4 Shares (Incep: 2/1/07)            10.68%                10.78%*
R5 Shares (Incep: 2/1/05)            11.02%                19.08%
MSCI EAFE Index (Since: 5/28/98)     (2.70)%    21.40%      6.26%

* [This figure is represented in bold typeface in printed version of the Supplement.]

You should retain this Supplement with your Semi-Annual Report for future reference.

SUPPLEMENT DATED JUNE 23, 2008 TO THE SEMI-ANNUAL REPORT DATED MARCH 31, 2008 OF THORNBURG CORE GROWTH FUND.

The following replaces the "Average Annual Total Returns" table on page 32 of the Semi-Annual Report. The purpose of this supplement is to correct the average annual total return figure for Class R4 shares under the column labeled "Since Inception." The corrected figure is indicated in bold type in the table below. All other information in this table remains unchanged.

AVERAGE ANNUAL TOTAL RETURNS
For periods ended March 31, 2008 (with sales charge)
                                                    Since
                                 1 Yr      5 Yrs    Inception
                                 ----      -----    ---------

A Shares (Incep: 12/27/00)     (16.81)%    16.86%     3.95%
C Shares (Incep: 12/27/00)     (14.36)%    17.01%     3.75%
I Shares (Incep: 11/3/03)      (12.50)%              10.60%
R3 Shares (Incep: 7/1/03)      (13.02)%              12.20%
R4 Shares (Incep: 2/1/07)      (12.89)%             (12.04)%*
R5 Shares (Incep: 10/3/05)     (12.50)%               6.64%
Russell 3000 Growth Index       (1.45)%    10.26%    (1.19)%
  (Since: 12/27/00)

* [This figure is represented in bold typeface in printed version of the Supplement.]

You should retain this Supplement with your Semi-Annual Report for future reference.

SUPPLEMENT DATED JUNE 23, 2008 TO THE SEMI-ANNUAL REPORT DATED
MARCH 31, 2008 OF THORNBURG INVESTMENT INCOME BUILDER FUND.

The following replaces the "Average Annual Total Returns" table on page 42 of the Semi-Annual Report. The purpose of this supplement is to correct the average annual total return figure for Class R5 shares under the column labeled "Since Inception." The corrected figure is indicated in bold type in the table below. All other information in this table remains unchanged.

AVERAGE ANNUAL TOTAL RETURNS
For periods ended March 31, 2008 (with sales charge)
                                                       Since
                                  1 Yr      5 Yrs      Inception
                                  ----      -----      ---------

A Shares (Incep: 12/24/02)      (0.41)%   16.75%      15.64%
C Shares (Incep: 12/24/02)       2.66%    17.23%      16.09%
I Shares (Incep: 11/3/03)        4.60%                14.88%
R3 Shares (Incep: 2/1/05)        3.95%                12.62%
R4 Shares (Incep: 2/1/08)                           (2.48)%*
R5 Shares (Incep: 2/1/07)        4.58%                 6.00%**
Blended Index (Since: 12/24/02) (0.45)%   13.13%      11.61%
S&P 500 Index (Since: 12/24/02) (5.08)%   11.32%       9.77%

* Not annualized for periods less than one year.
** [This figure is represented in bold typeface in printed version of the Supplement.]

You should retain this Supplement with your Semi-Annual Report for future reference.

Item 12. Exhibits
         --------

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 70.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3)  Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 70.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Thornburg Investment Trust, in respect of the following Thornburg
Funds: Value Fund, International Value Fund, Core Growth Fund and
Investment Income Builder Fund.

By:   /s/ BRIAN J. MCMAHON
      --------------------
      Brian J. McMahon
      President and principal executive officer

Date: June 23, 2008
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ BRIAN J. MCMAHON
      --------------------
      Brian J. McMahon
      President and principal executive officer

Date: June 23, 2008
      -------------

By:   /S/ GEORGE T. STRICKLAND
      ------------------------
      George T. Strickland
      Treasurer and principal financial officer

Date: June 23, 2008
      -------------